Transactions with Related Parties - Excel Vessel Bridge Facility (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Transactions with Related Parties [Abstract]
Excel Vessel Bridge Facility - current portion	$ 0	$ 8,168
Excel Vessel Bridge Facility - non- current portion	0	47,993
Total Excel Vessel Bridge Facility	$ 0	$ 56,161